Investment Property, Net - Additional Information (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about investment property [line items]
Investment property	₩ 1,064,914	₩ 1,117,720	₩ 1,084,292
6 Subsidiaries, including POSCO(Dalian) IT Center Development Co.,Ltd [Member]
Disclosure of detailed information about investment property [line items]
Investment property	126,026
Fair value [member] | 6 Subsidiaries, including POSCO(Dalian) IT Center Development Co.,Ltd [Member]
Disclosure of detailed information about investment property [line items]
Investment property	₩ 1,663,682